UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Global Capital Management, Inc.
Address: 601 Carlson Parkway, Suite 200
         Minnetonka, MN  55305

13F File Number:  028-07050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Frey
Title:     Chairman and Chief Executive Officer
Phone:     (952) 476-7200

Signature, Place, and Date of Signing:

       /s/  Michael J. Frey     Minnetonka, MN     October 22, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $55,522 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-07048                      EBF & Associates
02   28-05089                      Hunter Capital Management, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW    COM             04247X102     1390    34250 SH       DEFINED 02              34250        0        0
ARMSTRONG WORLD INDS INC NEW    COM             04247X102     2595    63929 SH       DEFINED 01              63929        0        0
DELTA AIR LINES INC DEL         COM NEW         247361702     4604   256469 SH       DEFINED 01             256469        0        0
DELTA AIR LINES INC DEL         COM NEW         247361702     2224   123915 SH       DEFINED 02             123915        0        0
DEUTSCHE TELEKOM AG             SPONSORED ADR   251566105     4750   242000 SH       DEFINED 01                  0        0   242000
DEUTSCHE TELEKOM AG             SPONSORED ADR   251566105     3168   161400 SH       DEFINED 02                  0        0   161400
GENERAL MTRS CORP               DEB SR CONV B   370442733      694    32600 SH       DEFINED 01                  0        0    32600
GENERAL MTRS CORP               DEB SR CONV B   370442733      694    32600 SH       DEFINED 02                  0        0    32600
GOODYEAR TIRE & RUBR CO         COM             382550101     2412    79300 SH       DEFINED 01              79300        0        0
LEAR CORP                       COM             521865105      603    18800 SH       DEFINED 02              18800        0        0
LEAR CORP                       COM             521865105     1804    56200 SH       DEFINED 01              56200        0        0
MICRON TECHNOLOGY INC           COM             595112103      585    52700 SH       DEFINED 02              52700        0        0
MICRON TECHNOLOGY INC           COM             595112103     1141   102800 SH       DEFINED 01             102800        0        0
MOTOROLA INC                    COM             620076109     2242   121000 SH       DEFINED 01             121000        0        0
QIMONDA AG                      SPONSORED ADR   746904101      954    84400 SH       DEFINED 01                  0        0    84400
QIMONDA AG                      SPONSORED ADR   746904101      487    43100 SH       DEFINED 02                  0        0    43100
SPANSION INC                    COM CL A        84649R101      630    74600 SH       DEFINED 01              74600        0        0
SPANSION INC                    COM CL A        84649R101      324    38300 SH       DEFINED 02              38300        0        0
U S AIRWAYS GROUP INC           COM             90341W108     3381   128800 SH       DEFINED 01             128800        0        0
U S AIRWAYS GROUP INC           COM             90341W108     1843    70200 SH       DEFINED 02              70200        0        0
VIRGIN MEDIA INC                COM             92769L101    11705   482299 SH       DEFINED 01             482299        0        0
VIRGIN MEDIA INC                COM             92769L101     6972   287278 SH       DEFINED 02             287278        0        0
YOUNG BROADCASTING INC          CL A            987434107      114    51550 SH       DEFINED 02              51550        0        0
YOUNG BROADCASTING INC          CL A            987434107      206    92750 SH       DEFINED 01              92750        0        0